Short-Term Borrowing (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Borrowing [Abstract]
Schedule of Short-Term Borrowings

As of December 31, 2025, the short-term borrowings were for working capital and capital expenditure purposes.

	As of December 31,
	2024	2025
	RMB	RMB	US$
China Merchants Bank Co., Ltd. Shanghai Branch	—	15,000	2,145
	—	15,000	2,145